Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Financial assets:
Sundry debtors		$ 26,789,620	$ 35,253,635
Employees and officers		5,541,324	5,633,492
Total financial assets		32,330,944	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes		63,432,179	155,336,028
Special Tax on Production and Services		6,135,511	2,603,657
Other accounts receivable		4,965,223	5,139,993
Total non-financial assets:	$ 3,677,314	$ 74,532,913	$ 163,079,678